SCHEDULE OF ESTIMATED GRANT DATE FAIR VALUE OF PSU (Details) - Stardust Power Inc And Subsidiary [Member] - $ / shares		9 Months Ended	10 Months Ended
	Sep. 17, 2024	Sep. 30, 2024	Dec. 31, 2023	Jul. 08, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value of Common Stock				$ 10.00
Contractual terms (years)		6 months	1 year 3 months
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value of Common Stock	$ 11.62
Selected Volatility	60.00%
Risk-free interest rate	3.42%
Contractual terms (years)	3 years